Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	$ 139,793,447	$ 125,316,748
Additions	33,290,758	18,525,768
Manufacturing and Energy Supply Chains Grant	(18,677,454)
Disposals	(206,913)	(193,160)
Depreciation charge	(3,935,033)	(4,126,220)
Exchange differences	(954,461)	270,311
Property, plant and equipment	149,310,343	139,793,447
Net book amount	149,310,343		$ 125,316,748
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	164,358,225		132,597,433
Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	(15,047,882)		(7,280,685)
Land
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	2,330,826	2,314,473
Exchange differences	(58,529)	16,353
Property, plant and equipment	2,272,297	2,330,826
Net book amount	2,272,297		2,314,473
Land | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	2,272,297		2,314,473
Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	43,786,229	44,839,066
Additions		113,215
Depreciation charge	(1,284,120)	(1,304,113)
Exchange differences	(487,960)	138,061
Property, plant and equipment	42,014,149	43,786,229
Net book amount	42,014,149		44,839,066
Buildings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	47,322,495		47,602,298
Buildings | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	(5,308,346)		(2,763,232)
Leasehold improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	424,769	579,110
Additions		193,251
Transfers		88,882
Depreciation charge	(196,815)	(436,474)
Property, plant and equipment	227,954	424,769
Net book amount	227,954		579,110
Leasehold improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	1,430,580		1,148,447
Leasehold improvements | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	(1,202,626)		(569,337)
Machinery and equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	21,204,001	20,868,849
Additions		877,938
Disposals	(55,033)	(193,160)
Transfers	530,013	1,939,982
Depreciation charge	(2,454,098)	(2,385,633)
Exchange differences	(391,524)	96,025
Property, plant and equipment	18,833,359	21,204,001
Net book amount	18,833,358		20,868,849
Machinery and equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	27,370,268		24,816,965
Machinery and equipment | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	(8,536,910)		(3,948,116)
Construction work in progress
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	72,047,622	56,715,250
Additions	33,290,758	17,341,364
Manufacturing and Energy Supply Chains Grant	(18,677,454)
Disposals	(151,880)
Transfers	(530,013)	(2,028,864)
Exchange differences	(16,448)	19,872
Property, plant and equipment	85,962,585	$ 72,047,622
Net book amount	85,962,585		56,715,250
Construction work in progress | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	$ 85,962,585		$ 56,715,250